Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Revenues:
Product sales	$ 300	$ 229	$ 146	$ 462	$ 432
Collaborative research and government grants	1,568	1,835	2,258	4,781	4,939
Total revenues	1,868	2,064	2,404	5,243	5,371
Cost and operating expenses:
Cost of product sales	3,436	2,440	3,021	6,245	2,384
Research and development	7,469	11,579	14,156	16,401	19,155
Selling, general and administrative	$ 10,949	10,732	14,484	15,187	12,634
Other		464
Total cost and operating expenses	$ 21,854	25,215	31,661	37,833	34,173
Loss from operations	(19,986)	(23,151)	(29,257)	(32,590)	(28,802)
Interest expense	(32)	(44)	(68)	(46)	(560)
Interest income	37	39	$ 5	$ 126	39
Other expense					(84)
Loss before income taxes	(19,981)	(23,156)	$ (29,320)	$ (32,510)	(29,407)
Income tax expense	(1)	(1)	(1)	(1)	(3)
Net loss	$ (19,982)	$ (23,157)	$ (29,321)	$ (32,511)	$ (29,410)
Basic and diluted net loss per share attributable to common stockholders	$ (3.31)	$ (5.76)	$ (6.48)	$ (10.48)	$ (17.44)
Weighted average outstanding common shares used for net loss per share:
Basic and diluted	6,032,347	4,020,656	4,525,745	3,099,503	1,686,042